Transaction with Related Parties - Statement of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and administrative expenses:
Amortization of CEO's stock based compensation	$ 3,576	$ 3,634	$ 613
Interest income	1,164
Cardiff Marine Inc.
Service Revenue, net	0	0	6,193
Cardiff Drilling Inc.
Service Revenue, net	16,826	10,786	0
Vivid Finance Limited
General and administrative expenses:
Consultancy / Management fees	13,153	16,623	10,768
Azara Services S.A.
General and administrative expenses:
Consultancy / Management fees	9,000	5,000	0
Basset Holding Inc.
General and administrative expenses:
Consultancy / Management fees	8,191	4,200	2,676
Chairman, President and Chief Executive Officer
General and administrative expenses:
Amortization of CEO's stock based compensation	2,316	1,358	0
Dryships Inc.
General and administrative expenses:
Interest income	$ 1,164	$ 0	$ 0